10-Q LIFE SETTLEMENT POLICIES	3 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
LIFE SETTLEMENT POLICIES	LIFE SETTLEMENT POLICIES
As of March 31, 2024, the Company held 322 life settlement policies, of which 314 were accounted for using the fair value method and 8 were accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value was $506,955,702 as of March 31, 2024, with a corresponding fair value of $125,488,525. The aggregate face value of policies accounted for using the investment method was $30,900,000 as of March 31, 2024, with a corresponding carrying value of $1,434,444.
As of December 31, 2023, the Company held 296 life settlement policies, of which 287 were accounted for under the fair value method and 9 were accounted for using the investment method (cost, plus premiums paid). The aggregate face value of policies held at fair value was $520,503,710 as of December 31, 2023, with a corresponding fair value of $122,296,559. The aggregate face value of policies accounted for using the investment method was $33,900,000 as of December 31, 2023, with a corresponding carrying value of $1,697,178.
At March 31, 2024, the Company did not have any contractual restrictions on its ability to sell policies, including those held as collateral for the issuance of long-term debt. Refer to Note 14, Long-Term Debt, for further details.
Life expectancy reflects the probable number of years remaining in the life of a class of persons determined statistically, affected by such factors as heredity, physical condition, nutrition, and occupation. It is not an estimate or an indication of the actual expected maturity date or indication of the timing of expected cash flows from death benefits. The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of March 31, 2024:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	2	$5,283,461	$2,691,760
1-2	7	11,082,062	5,314,074
2-3	18	27,201,580	10,713,554
3-4	40	69,698,534	31,456,621
4-5	31	33,084,969	12,494,075
Thereafter	216	360,605,096	62,818,441
	314	$506,955,702	$125,488,525
Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Policies	Face Value	Carrying Value
1-2	1	500,000	329,714
2-3	2	1,500,000	458,289
3-4	1	8,000,000	86,859
4-5	2	500,000	325,331
Thereafter	2	20,400,000	234,251
	8	$30,900,000	$1,434,444
Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of March 31, 2024, are as follows:

2024 remaining	$66,151
2025	92,883
2026	72,923
2027	50,388
2027	32,736
Thereafter	366,103
Total	$681,184
The Company is required to pay premiums to keep its portion of life insurance policies in force. The estimated total future premium payments could increase or decrease significantly to the extent that actual mortalities of insureds differ from the estimated life expectancies.
For policies accounted for under the investment method, the Company has not been made aware of information causing a material change to assumptions relating to the timing of realization of life insurance settlement proceeds. The Company have also not been made aware of information indicating impairment to the carrying value of policies.
LIFE SETTLEMENT POLICIES
As of December 31, 2023, the Company holds 296 life settlement policies, of which 287 are accounted for under the fair value method and 9 are accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value is $520,503,710 as of December 31, 2023, with a corresponding fair value of $122,296,559. The aggregate face value of policies accounted for using the investment method is $33,900,000 as of December 31, 2023, with a corresponding carrying value of $1,697,178.
As of December 31, 2022, the Company held 53 life settlement policies, of which 35 were accounted for under the fair value method and 18 were accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value was $40,092,154 as of December 31, 2022, with a corresponding fair value of $13,809,352. The aggregate face value of policies accounted for using the investment method was $42,330,000 as of December 31, 2022, with a corresponding carrying value of $8,716,111.
At December 31, 2023, the Company did not have any contractual restrictions on its ability to sell policies, including those held as collateral for the issuance of long-term debt. Refer to Note 13, Long-Term Debt, for further details.
Life expectancy reflects the probable number of years remaining in the life of a class of persons determined statistically, affected by such factors as heredity, physical condition, nutrition, and occupation. It is not an estimate or an indication of the actual expected maturity date or indication of the timing of expected cash flows from death benefits. The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of December 31, 2023:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	2	$383,461	$315,248
1-2	6	4,391,193	1,590,513
2-3	13	20,692,550	10,850,243
3-4	41	66,017,222	22,744,161
4-5	29	57,814,969	19,326,245
Thereafter	196	371,204,315	67,470,149
	287	$520,503,710	$122,296,559
Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	0	$—	$—
1-2	1	500,000	329,714
2-3	2	1,500,000	443,544
3-4	1	8,000,000	84,199
4-5	2	500,000	320,110
Thereafter	3	23,400,000	519,611
	9	$33,900,000	$1,697,178
Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of December 31, 2023, are as follows:

2024	$88,039
2025	100,785
2026	78,850
2027	50,388
2028	32,736
Thereafter	366,103
Total	$716,901
The Company is required to pay premiums to keep its portion of life insurance policies in force. The estimated total future premium payments could increase or decrease significantly to the extent that actual mortalities of insureds differ from the estimated life expectancies.
For policies accounted for under the investment method, the Company has not been made aware of information causing a material change to assumptions relating to the timing of realization of life insurance settlement proceeds. The Company have also not been made aware of information indicating impairment to the carrying value of policies.